Acquisitions and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes selected financial information related to Southern Union’s distribution operations in 2013 through MGE and NEG’s sale dates in September 2013 and December 2013, respectively, and for the period from March 26, 2012 to December 31, 2012:

	Years Ended December 31,
	2013	2012
Revenue from discontinued operations	$415	$324
Net loss of discontinued operations, excluding effect of taxes and overhead allocations	65	43

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the assets acquired and liabilities assumed as of the respective acquisition dates:

	Sunoco (1)	Southern Union(2)
Current assets	$7,312	$556
Property, plant and equipment	6,686	6,242
Goodwill	2,641	2,497
Intangible assets	1,361	55
Investments in unconsolidated affiliates	240	2,023
Note receivable	821	—
Other assets	128	163
	19,189	11,536

Current liabilities	4,424	1,348
Long-term debt obligations, less current maturities	2,879	3,120
Deferred income taxes	1,762	1,419
Other non-current liabilities	769	284
Noncontrolling interest	3,580	—
	13,414	6,171
Total consideration	5,775	5,365
Cash received	2,714	37
Total consideration, net of cash received	$3,061	$5,328

(1)	Includes amounts recorded with respect to Sunoco Logistics.

(2)	Includes ETP’s acquisition of Citrus.

Pro Forma Results Of Operations
Pro Forma Results of Operations
The following unaudited pro forma consolidated results of operations for the years ended December 31, 2012 and 2011 are presented as if the Sunoco Merger, Holdco Transaction and LDH Acquisition had been completed on January 1, 2011.

	Years Ended December 31,
	2012	2011
Revenues	$40,398	$37,560
Net income	868	865
Net income attributable to partners	866	863
Basic net income per Limited Partner unit	$1.55	$1.54
Diluted net income per Limited Partner unit	$1.55	$1.54
The pro forma consolidated results of operations include adjustments to:

•	include the results of Lone Star beginning January 1, 2010 and Southern Union and Sunoco beginning January 1, 2011;

•	include the incremental expenses associated with the fair value adjustments recorded as a result of applying the acquisition method of accounting; and
•include incremental interest expense related to the financing of ETP’s proportionate share of the purchase price.
The pro forma information is not necessarily indicative of the results of operations that would have occurred had the transactions been made at the beginning of the periods presented or the future results of the combined operations.